Leases (Tables)	12 Months Ended
Jun. 30, 2020
Leases [abstract]
Schedule of future minimum proceeds under non-cancellable operating leases
	06.30.20	06.30.19
No latter than a year	2,235,279	15,236
Later than 1 year and not later than 5 years	5,117,396	6,494
More than 5 years	2,321,749	-
	9,674,424	21,730